Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (365,582)	¥ (407,200)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,695	976
Accrued pension and severance cost	(195,812)	(239,547)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(194,117)	(238,571)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,215	1,346
Accrued expenses	(1,004)	(840)
Accrued pension and severance cost	(169,770)	(167,653)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	¥ (169,559)	¥ (167,147)